Related party transactions - Service agreements and products - Summary (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Balances
Accounts Payables	€ 155,999,000		€ 153,781,000
Service Agreements
Transactions
Sales of goods and services	3,154,000	€ 11,003,000
Purchases of goods and services	59,623,000	57,282,000
Balances
Accounts Receivable	1,432,000		3,508,000
Accounts Payables	9,171,000		12,489,000
Products
Transactions
Sales of goods and services	21,655,000	17,289,000
Purchases of goods and services	273,921,000	215,628,000
Balances
Accounts Receivable	11,647,000		8,750,000
Accounts Payables	85,141,000		61,633,000
Fresenius SE (largest shareholder)
Balances
Accounts Receivable	61,139,000		80,228,000
Accounts Payables	52,926,000		32,454,000
Fresenius SE (largest shareholder) | Service Agreements
Transactions
Sales of goods and services	77,000	308,000
Purchases of goods and services	11,972,000	10,772,000
Balances
Accounts Receivable	402,000		378,000
Accounts Payables	4,032,000		4,019,000
Affiliates of Fresenius SE | Service Agreements
Transactions
Sales of goods and services	1,651,000	1,671,000
Purchases of goods and services	47,651,000	46,510,000
Balances
Accounts Receivable	938,000		681,000
Accounts Payables	5,139,000		8,470,000
Affiliates of Fresenius SE | Products
Transactions
Sales of goods and services	21,655,000	17,289,000
Purchases of goods and services	17,559,000	18,652,000
Balances
Accounts Receivable	11,647,000		8,750,000
Accounts Payables	4,331,000		3,658,000
Equity method investees | Service Agreements
Transactions
Sales of goods and services	1,426,000	9,024,000
Balances
Accounts Receivable	92,000		2,449,000
Equity method investees | Products
Transactions
Purchases of goods and services	256,362,000	€ 196,976,000
Balances
Accounts Payables	€ 80,810,000		€ 57,975,000